Deposits - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deposits [Abstract]
Time deposits, denominations amount	$ 250	$ 250
Aggregate amount of time deposits of $0.25 million or more	$ 211,400	$ 176,600